Leases (Table)	9 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Income
Lease income for the nine and three months ended December 31, 2019 are as follows:

Millions of yen
Nine months ended December 31, 2019
Lease income—net investment in leases
Interest income	¥41,028
Other	1,601
Lease income—operating leases *	303,148

Total lease income	¥345,777

*
Gains from the disposition of real estate under operating leases included in operating lease revenues are ¥23,044 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥14,234 million for the nine
months ended
December

31
, 2019.

Millions of yen
Three months ended December 31, 2019
Lease income—net investment in leases
Interest income	¥14,020
Other	511
Lease income—operating leases *	100,743

Total lease income	¥115,274

*
Gains from the disposition of real estate under operating leases included in operating lease revenues are ¥4,636 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥6,047 million for the three months ended
December

31
, 2019.

Net investment in lease direct financing and sales type
Net investment in leases at December 31, 2019 consists of the following:

Millions of yen
December 31, 2019
Lease receivables	¥1,108,611
Unguaranteed residual value	29,325
Initial direct costs	4,403

Total	¥1,142,339

Investment in Operating Leases
Investment in operating leases at December 31, 2019 consists of the following:

Millions of yen
December 31, 2019
Transportation equipment	¥1,386,422
Measuring and information-related equipment	278,294
Real estate	305,842
Other	31,593

2,002,151
Accumulated depreciation	(659,318)

Net	1,342,833
Right-of-use assets (operating leases)	128,951
Accrued rental receivables	33,469

Total	¥1,505,253

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease
Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for the nine and three months ended December 31, 2019 are as follows:

Millions of yen
Nine months ended December 31, 2019
Depreciation expenses	¥155,668
Various expenses	41,641

Total	¥197,309

Millions of yen
Three months ended December 31, 2019
Depreciation expenses	¥52,714
Various expenses	13,674

Total	¥66,388

Lease Receivables of the Operating Lease Contracts	Remaining lease receivables of the operating lease contracts range up to
61
 years at December 31, 2019. At December 31, 2019, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending December 31,	Net investment in leases	Operating leases
2020	¥455,576	¥289,678
2021	307,960	200,061
2022	205,011	138,467
2023	121,870	91,911
2024	68,358	55,608
Thereafter	86,125	149,596

Total lease payments	1,244,900	¥925,321

Less imputed interest	(136,289)

Total lease receivables	¥1,108,611

Component of Lease Expense
The component of lease expense for the nine and three months ended December 31, 2019 are as follows:

Millions of yen
Nine months ended December 31, 2019
Finance lease cost
Depreciation expenses of right-of-use assets	¥667
Interest expenses of lease liabilities	267

934

Operating lease cost	31,791
Short-term lease cost	2,019
Variable lease cost	920
Sublease income	(2,828)

Total	¥32,836

Millions of yen
Three months ended December 31, 2019
Finance lease cost
Depreciation expenses of right-of-use assets	¥212
Interest expenses of lease liabilities	36

248

Operating lease cost	10,473
Short-term lease cost	717
Variable lease cost	375
Sublease income	(708)

Total	¥11,105

Cash Flow Information Related To Lease
Supplemental cash flow information related to leases for the nine months ended December 31, 2019 are as follows:

	Millions of yen
	Nine months ended December 31, 2019
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥267	¥33,685
Cash flows from financing activities	409	0

Right-of-use assets obtained in exchange for lease liabilities:	¥531	¥29,800

Balance Sheet Information Related to Lessee Leases
Supplemental balance sheet information related to lessee leases at December 31, 2019 are as follows:

	Millions of yen, except lease term and discount rate
	December 31, 2019
	Finance leases	Operating leases
Investment in Operating Leases	¥0	¥128,951
Property under Facility Operations	2,299	69,719
Office Facilities	9	75,816

Total right-of-use assets	2,308	274,486

Other Liabilities	2,914	271,093

Total lease liabilities	¥2,914	¥271,093

Weighted average remaining lease term	9years	14years

Weighted average discount rate	3.02%	1.15%

Operating And Finance Lease Liability Maturity
At December 31, 2019, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending December 31,	Finance leases	Operating leases
2020	¥487	¥45,643
2021	484	32,221
2022	482	28,155
2023	477	25,500
2024	473	21,481
Thereafter	963	138,354

Total lease payments	3,366	291,354

Less imputed interest	(452)	(20,261)

Total lease liabilities	¥2,914	¥271,093